COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Summary of the assumptions used in the estimating the fair values of stock-based payment awards excluding non-employee
	Years ended December 31,
Stock Options:	2016	2015
Expected term in years	4.75	4.75
Weighted average risk-free interest rate	1.3%	1.5%
Expected dividend rate	0.0%	0.0%
Volatility	51.6%	72.7%

Summary of the stock-based compensation expense recognized in the Company's Consolidated Statement of Operations

	Years ended December 31,
	2017	2016	2015
	(in thousands)
Cost of net sales	$12	$1	$40
Selling, general and administrative	793	2,193	1,392
Research and development	61	44	114

Total	$866	$2,238	$1,546

2017 Equity Incentive Plan
Summary of stock options activity

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2016	605	$2.78
Options Granted	—	—
Options Exercised	(52)	2.62
Options Forfeited or Expired	(309)	3.22

Options Outstanding, December 31, 2017	244	$2.26

Summary of unvested restricted awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2016	1,438	$2.28
Granted	76	2.34
Vested	(364)	2.27
Forfeited	(229)	3.64

Total nonvested restricted stock at December 31, 2017	921	$1.96

Summary of significant ranges of outstanding and exercisable stock options

				Weighted
			Number of shares	Average	Weighted	Number of shares	Weighted
Range of			Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices			as of 12/31/2017	Contractual Term	Exercise Price	as of 12/31/2017	Exercise Price
$2.24	—	$2.24	241,600	5.08	$2.24	41,650	$2.24
$4.17	—	$4.17	2,721	0.67	$4.17	2,721	$4.17

$2.24	—	$4.17	244,321	5.03	$2.26	44,371	$2.36

	Number of shares	Weighted average exercise price

Options exercisable as of December 31, 2017	44,371	$2.36
Options vested and expected to vest as of December 31, 2017	244,321	$2.26

2006 Equity Incentive Plan
Summary of stock options activity

	Number of	Weighted
	shares	average
	outstanding	exercise price
	(in thousands)
Options Outstanding, December 31, 2014	558	$6.33

Options Granted	—	—
Options Exercised	(12)	3.48
Options Forfeited or Expired	(131)	7.3

Options Outstanding, December 31, 2015	415	$6.11

Options Granted	267	2.24
Options Exercised	—	—
Options Forfeited or Expired	(77)	18.79

Options Outstanding, December 31, 2016	605	$2.78

Summary of unvested restricted awards

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2014	1,481	$2.9

Granted	422	$2.47
Vested	(427)	$3.07
Forfeited	(420)	$2.76

Total nonvested restricted stock at December 31, 2015	1,056	$2.72

Granted	1,124	$2.19
Vested	(624)	$2.77
Forfeited	(118)	$2.7

Total nonvested restricted stock at December 31, 2016	1,438	$2.28